Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2016 - Long Term Debt ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2017	$ 1,250,000	¥ 8,678,750
2018	1,000,000	6,943,000
2019	1,000,000	6,943,000
2020	750,000	5,207,250
2021	1,000,000	6,943,000
Thereafter	$ 1,250,000	¥ 8,678,750